Document and Entity Information	Oct. 09, 2025
Cover [Abstract]
Entity Registrant Name	Neogen Corporation
Amendment Flag	false
Entity Central Index Key	0000711377
Document Type	8-K
Document Period End Date	Oct. 09, 2025
Entity Incorporation State Country Code	MI
Entity File Number	0-17988
Entity Tax Identification Number	38-2367843
Entity Address, Address Line One	620 Lesher Place
Entity Address, City or Town	Lansing
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48912
City Area Code	517
Local Phone Number	372-9200
Security 12b Title	Common Stock, $0.16 par value per share
Trading Symbol	NEOG
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	N/A